NOTE 7 – SUBSEQUENT EVENTS	3 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
NOTE 7 – SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company analyzed its operations subsequent to June 30, 2021 to the date these financial statements were issued, and determined it does not have any material subsequent events to disclose in these financial statements.